Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015 [1]	Dec. 31, 2014 [2]	Dec. 31, 2013 [2]
Summary of Employee Benefit Plan Costs
Pension and postretirement costs	$ 28	$ 106	$ 1,013
Defined contribution plan costs	$ 24	$ 93	$ 376

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.